Income Tax (Tables)	6 Months Ended
Apr. 30, 2025
Income Tax [Abstract]
Schedule of Income Taxes PRC

Income taxes in the PRC are consist of:

	For the Six Months Ended
	April 30,
	2025	2024
Current income tax expense	180,939	51,179
Deferred income tax benefit	(1,993)	(6,793)
Total income tax expense	178,946	44,386

Schedule of Net Taxable Income Before Income Taxes

The net taxable income before income taxes and its provision for income taxes comprised of the following:

	For the Six Months Ended
	April 30,
	2025	2024
(Loss) Income attributed to China	(19,657,048)	93,286
PRC statutory tax rate	25%	25%
Income tax expense at PRC statutory income tax rate	(4,914,262)	23,322
Tax effect of preferential tax treatments	5,059,645	2,706
Research and development credit	(3,913)	(3,013)
Non-deductible expenses	1,862	13,472
Change in valuation allowance	35,614	7,899
Tax expense, net	178,946	44,386

Schedule of Deferred Tax Assets	deferred tax assets consist of the following:
	As of
	April 30, 2025	October 31, 2024
Net operating losses carried forward in the PRC	119,211	85,404
Allowance of expected credit loss	57,118	56,310
Total	176,329	141,714
Less: Valuation allowance	(119,211)	(85,404)
Deferred tax assets, net	57,118	56,310